Condensed Financial Information of the Parent Company - Schedule of Condensed Financial Information (Details) - Parent [Member] - USD ($)		12 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
ASSETS
Cash and cash equivalents		$ 5,098	$ 10,336
Prepayments, deposits and other current assets		9,575,900	8,272,000
Investment in subsidiaries		4,078,601	13,340,885
Total assets		13,659,599	21,623,221
LIABILITIES AND SHAREHOLDERS’ EQUITY
Convertible Notes		1,075,781
Interest payable		4,044
Accrued expenses and other current liabilities			55,000
Total liabilities		1,079,825	55,000
SHAREHOLDERS’ EQUITY*
Preference share, value	[1]
Additional paid-in capital	[1]	15,198,564	23,256,219
Accumulated deficit	[1]	(2,620,562)	(1,689,399)
Total equity of the Company’s shareholders	[1]	12,579,774	21,568,221
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		13,659,599	21,623,221
Operating expenses:
General and administrative expenses		(703,552)	(624,877)	$ (1,070,920)
Bank charges and others		(227,611)	(2,125)
Total operating expenses		(931,163)	(627,002)	(1,070,920)
Other non business income			8,523
Net loss		(931,163)	(618,479)	(1,070,920)
Other comprehensive loss:
Foreign currency translation adjustment, net of nil tax
Total comprehensive loss		(931,163)	(618,479)	(1,070,920)
Cash Flows from Operating Activities:
Net loss		(931,163)	(618,479)	(1,070,920)
Changes in operating assets and liabilities:
Prepaid expenses and other		(1,303,900)	556,142
Interest payable		4,044
Accrued expenses and current liabilities		(55,000)	55,000	(556,141)
Net cash used in operating activities		(2,286,019)	(7,337)	(1,627,061)
Cash Flows from Investing Activity:
Long-term investment				(4,078,601)
Net cash used in investing activity				(4,078,601)
Cash Flows from Financing Activities:
Proceeds received from stock issuance		1,205,000		12,409,022
Proceeds from convertible bond		1,075,781
Payments to related parties				(6,685,687)
Net cash provided by financing activities		2,280,781		5,723,335
Effect of changes in currency exchange rates
Net (decrease) increase in cash and cash equivalents		(5,238)	(7,337)	17,673
Cash, cash equivalents and restricted cash at the beginning of year		10,336	17,673
Cash and cash equivalents and restricted cash at the end of year		5,098	10,336	$ 17,673
Class A Ordinary Shares [Member]
SHAREHOLDERS’ EQUITY*
Ordinary shares, value	[1]	1,572	1,401
Class B Ordinary Shares [Member]
SHAREHOLDERS’ EQUITY*
Ordinary shares, value	[1]	$ 200

[1]	The financial statements give retroactive effect to the December 31, 2024 one-for-ten reverse share split.